SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Text block [abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
17.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
The significant
non-cash
transactions during the year ended December 31, 2019 included:

a)	At December 31, 2019, $2,653,508 of exploration and evaluation asset expenditures and $3,385 of equipment expenditures were included in accounts payable and accrued liabilities.

b)
At December 31, 2019, $681,870 of interest expense related to the convertible debentures was included in the accounts payable and accrued liabilities. On June 7, 2019, the Company issued 1,041,304 shares valued at $2,020,130 for the non-cash
portion of the convertible debenture interest payment. On December 9, 2019, the Company issued 1,188,872 shares valued at $1,854,639 for the non-cash
portion of the convertible debenture interest payment.

c)	The right-of-use lease assets of $2,826,512 and related lease liabilities of $3,222,380 recorded in the year ended December 31, 2019 were non-cash (see Notes 4 & 6).

d)	Share-based payments of $1,326,078 was included in exploration and evaluation assets (Note 5).

e)	The re-allocation upon exercise of stock options from reserves to share capital of $2,263,094.

The significant
non-cash
transactions during the year ended December 31, 2018 included:

a)	At December 31, 2018, $2,763,713 of exploration and evaluation asset expenditures and $114,376 of equipment expenditures were included in accounts payable and accrued liabilities.

b)
At December 31, 2018, $708,960 of interest expense related to the convertible debentures was included in the accounts payable and accrued liabilities. On June 10, 2018, the Company issued 745,378 shares valued at $2,154,142 for the non-cash
portion of the convertible debenture interest payment. On December 11, 2018 the Company issued 693,994 common shares valued at $1,894,603 for the non-cash
portion of the convertible debenture interest payment.

c)	Share-based payments of $3,119,563 was included in exploration and evaluation assets (Note 5).

d)	The re-allocation upon exercise of stock options from reserves to share capital of $3,276,872.

e)	In the year ended December 31, 2018 IsoEnergy issued 3,330,000 shares valued at $1,282,050 and a partial payment to expand its interest in the Geiger property (see Note 5(c)).

f)	In the year ended December 31, 2018 IsoEnergy issued 1,000,000 shares valued at $350,000 as a partial payment to acquire Laroque East uranium exploration property (see Note 5(c)).